Schedule of Investments (unaudited)	iShares® MSCI Singapore ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 3.6%
Singapore Technologies Engineering Ltd.	7,364,900	$20,490,690

Airlines — 3.8%
Singapore Airlines Ltd.(a)(b)	6,123,667	21,806,537

Banks — 32.4%
DBS Group Holdings Ltd.	4,477,300	97,527,268
Oversea-Chinese Banking Corp. Ltd.	7,919,250	63,466,427
United Overseas Bank Ltd.	1,363,500	25,519,422
		186,513,117
Capital Markets — 3.9%
Singapore Exchange Ltd.	3,459,500	22,586,444

Diversified Telecommunication Services — 4.5%
Singapore Telecommunications Ltd.	14,955,668	25,752,366

Electronic Equipment, Instruments & Components — 3.2%
Venture Corp. Ltd.	1,381,100	18,689,293

Entertainment — 16.3%
Sea Ltd., ADR(a)(b)	326,899	94,169,795

Equity Real Estate Investment Trusts (REITs) — 13.6%
Ascendas REIT	12,397,394	26,494,736
CapitaLand Integrated Commercial Trust	9,622,394	14,832,477
Mapletree Commercial Trust	11,576,900	17,260,072
Mapletree Logistics Trust(b)	14,387,978	19,571,868
		78,159,153
Food Products — 4.2%
Wilmar International Ltd.	8,087,100	24,254,745

Hotels, Restaurants & Leisure — 3.0%
Genting Singapore Ltd.	31,042,642	17,496,284

Industrial Conglomerates — 4.1%
Keppel Corp. Ltd.	6,377,700	23,771,553

Real Estate Management & Development — 7.2%
Capitaland Investment Ltd/Singapore(a)	4,999,000	12,309,289

Security	Shares	Value

Real Estate Management & Development (continued)
City Developments Ltd.	2,775,900	$14,248,761
UOL Group Ltd.(b)	2,962,700	14,891,776
		41,449,826
Total Common Stocks — 99.8%
(Cost: $584,941,105)		575,139,803

Rights

Real Estate Management & Development — 0.0%
Mapletree Logistics Trust, (Expires 12/14/21)(a)	518,735	7,603
Total Rights — 0.0%
(Cost: $0)		7,603

Short-Term Investments

Money Market Funds — 4.2%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.06%(c)(d)(e)	23,575,225	23,584,655
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.00%(c)(d)	320,000	320,000
		23,904,655
Total Short-Term Investments — 4.2%
(Cost: $23,904,933)		23,904,655

Total Investments in Securities — 104.0%
(Cost: $608,846,038)		599,052,061

Other Assets, Less Liabilities — (4.0)%		(22,963,478)

Net Assets—100.0%		$576,088,583

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/21	Shares Held at 11/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$20,464,697	$3,123,720	(a)	$—	$(1,478)	$(2,284)	$23,584,655	23,575,225	$16,131	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	300,000	20,000	(a)	—	—	—	320,000	320,000	3		—
					$(1,478)	$(2,284)	$23,904,655		$16,134		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Singapore ETF
November 30, 2021

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
MSCI Singapore Index	55	12/30/21	$1,384	$(86,611)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$106,479,084	$468,660,719	$—	$575,139,803
Rights	—	7,603	—	7,603
Money Market Funds	23,904,655	—	—	23,904,655
	$130,383,739	$468,668,322	$—	$599,052,061
Derivative financial instruments(a)
Liabilities
Futures Contracts	$—	$(86,611)	$—	$(86,611)

(a) Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

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